Note 4 - Revenue and Segmental Information	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
4	Revenue and segmental information

The Group determines and presents operating segments based on the information that is provided internally to the Board of Directors, which is the Group’s chief operating decision maker.

Management analyzes our business in five reportable segments: Critical Power Services, Electric Vehicles, Sustainable Energy Solutions, Solar Development and Corporate Office. Critical Power Services is represented by VivoPower’s wholly owned subsidiary Aevitas. In turn, Aevitas wholly owns J.A. Martin Electrical Pty Limited (“J.A. Martin”) and Kenshaw Electrical Pty Limited (“Kenshaw”), both of which operate in Australia with a focus on the design, supply, installation and maintenance of critical power, control and distribution systems, including for solar farms. Electric Vehicles is represented by Tembo e-LV B.V. (“Tembo”), a Netherlands-based specialist battery-electric and off-road vehicle company delivering electric vehicles (“EV”) for mining and other rugged industrial customers globally. Sustainable Energy Solutions (“SES”) is the design, evaluation, sale and implementation of renewable energy infrastructure to customers, both on a standalone basis and in support of Tembo EVs. Solar Development is represented by Caret and comprises 12 solar projects in the United States. Corporate Office is the Company’s corporate functions, including costs to maintain the Nasdaq public company listing, comply with applicable SEC reporting requirements, and related investor relations and is located in the U.K. No segmental information is presented for SES as amounts related to SES in the current period are immaterial.

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including any revenues and expenses that relate to the transactions with any of the Group’s other components. Operating segments results are reviewed regularly by the Board of Directors to assess its performance and make decisions about resources to be allocated to the segment, and for which discrete financial information is available.

Segment results that are reported to the Board of Directors include items directly attributable to a segment as well as those that can be allocated to a segment on a reasonable basis.

4.1	Revenue

Revenue by geographic location is as follows:

	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Australia	39,018	47,983	13,507	37,889
United States	-	-	110	1,147
Netherlands	1,393	-	-	-
United Kingdom	-	3	-	-
Total revenue	40,411	47,986	13,617	39,036

Revenue by product and service is as follows:

	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Electrical products and related services	38,832	47,917	13,484	37,799
Development fees	185	69	-	90
Conversion kits	137	-	-	-
Vehicle spec conversion	1,219	-	-	-
Accessories	38	-	-	-
Other revenue	-	-	133	1,147
Total revenue	40,411	47,986	13,617	39,036

The Group did not have any customers representing more than 10% of revenue for the year ended June 30, 2021 (year ended June 30, 2020: one; three months ended June 30, 2019: one; year ended March 31, 2019: one;).

4.2	Operating segments

a)	Segment results of operations

Results of operations by reportable segment are as follows:

Year Ended June 30, 2021	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
(US dollars in thousands)
Revenue from contracts with customers	38,832	185	1,394	-	40,411
Costs of sales	(32,792)	-	(1,292)	-	(34,084)
Gross profit	6,040	185	102	-	6,327
General and administrative expenses	(3,004)	(1,309)	(1,923)	(4,897)	(11,133)
Gain on solar development - net	36	733	-	-	769
Other income	1,511	-	-	-	1,511
Depreciation and amortization	(1,902)	(4)	(346)	(4)	(2,256)
Operating profit/(loss)	2,681	(395)	(2,167)	(4,901)	(4,782)
Restructuring and other non-recurring costs	(27)	-	(631)	(2,222)	(2,880)
Finance income	2,163	-	10	6	2,179
Finance expense	(476)	(24)	(11)	(2,079)	(2,590)
Profit/(loss) before income tax	4,341	(419)	(2,799)	(9,196)	(8,073)
Income tax	(714)	96	733	-	115
Profit/(loss) for the period	3,627	(323)	(2,066)	(9,196)	(7,958)

Year Ended June 30, 2020	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
(US dollars in thousands)
Revenue from contracts with customers	47,914	69	-	3	47,986
Costs of sales	(40,865)	(20)	-	-	(40,885)
Gross profit	7,049	49	-	3	7,101
General and administrative expenses	(2,745)	(469)	-	(2,265)	(5,479)
Gain on solar development - net	41	1,548	-	-	1,589
Other income	724	-	-	-	724
Depreciation and amortization	(1,718)	(45)	-	(3)	(1,766)
Operating profit/(loss)	3,351	1,083	-	(2,265)	2,169
Restructuring and other non-recurring costs	(124)	(1,296)	-	(1,990)	(3,410)
Finance expense – net	(1,436)	(9)	-	(1,704)	(3,149)
Profit/(loss) before income tax	1,791	(222)	-	(5,959)	(4,390)
Income tax	15	(728)	-	-	(713)
Profit/(loss) for the period	1,806	(950)	-	(5,959)	(5,103)

Three Months Ended June 30, 2019	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
(US dollars in thousands)
Revenue from contracts with customers	13,484	133	-	-	13,617
Costs of sales	(11,864)	(96)	-	-	(11,960)
Gross profit	1,620	37	-	-	1,657
General and administrative expenses	(567)	(206)	-	(518)	(1,291)
Gain/(loss) on solar development - net	5	41	-	(8)	38
Depreciation and amortization	(422)	(14)	-	(1)	(437)
Operating profit/(loss)	636	(142)	-	(527)	(33)
Restructuring and other non-recurring costs	(15)	(39)	-	(471)	(525)
Finance expense – net	(358)	(49)	-	(389)	(796)
Profit/(loss) before income tax	263	(230)	-	(1,387)	(1,354)
Income tax	(92)	-	-	-	(92)
Profit/(loss) for the period	171	(230)	-	(1,387)	(1,446)

Year Ended March 31, 2019	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
(US dollars in thousands)
Revenue from contracts with customers	37,800	1,236	-	-	39,036
Costs of sales	(32,317)	(409)	-	-	(32,726)
Gross profit	5,483	827	-	-	6,310
General and administrative expenses	(2,823)	(2,148)	-	(2,714)	(7,685)
Gain/(loss) on Solar Development	(30)	(2,585)	-	-	(2,615)
Depreciation and amortization	(1,272)	(140)	-	(8)	(1,420)
Operating profit/(loss)	1,358	(4,043)	-	(2,722)	(5,410)
Restructuring and other non-recurring costs	(8)	7	-	(2,016)	(2,017)
Finance expense – net	(1,354)	(221)	-	(1,664)	(3,239)
Profit/(loss) before income tax	(4)	(4,260)	-	(6,402)	(10,666)
Income tax	(572)	15	-	-	(557)
Profit/(loss) for the period	(576)	(4,245)	-	(6,402)	(11,223)

b)	Segment net assets

Net assets by reportable segment are as follows:

As at June 30, 2021 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
Assets	35,604	24,693	9,027	7,188	76,512
Liabilities	(9,442)	(767)	(2,093)	(23,792)	(36,094)
Net assets/(liabilities)	26,162	23,926	6,934	(16,604)	40,418

As at June 30, 2020 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
Assets	38,519	22,965	-	896	62,380
Liabilities	(14,481)	(1,697)	-	(28,312)	(44,490)
Net assets/(liabilities)	24,038	21,268	-	(27,416)	17,890

As at June 30, 2019 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
Assets	45,881	26,534	-	694	73,109
Liabilities	(21,171)	(5,766)	-	(23,656)	(50,593)
Net assets/(liabilities)	24,710	20,768	-	(22,962)	22,516

As at March 31, 2019 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
Assets	35,472	29,538	-	385	65,395
Liabilities	(13,603)	(6,085)	-	(21,722)	(41,410)
Net assets/(liabilities)	21,869	23,453	-	(21,337)	23,985